NOTE 3: Research and Development Costs (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Research and Development Costs

Research and Development Costs

The Company expenses the costs of the development of its pharmaceutical products during the period incurred. The Company incurred research and development expenses of $841,502 and $939,296 during the years ended December 31, 2013 and 2012, respectively.